Interim Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 175	$ 0	$ 3	$ 565,586	$ (159,362)	$ 406,402
Shares, Outstanding, Beginning Balance at Dec. 31, 2019	17,556,738	14,428	250,000
Issuance of Restricted Stock Units (Note 8)	$ 0	$ 0	$ 0	429	0	429
Issuance of Class A common shares, net of offering costs	0	0	0	(39)	0	(39)
Net Income for the period	0	0	0	0	1,500	1,500
Series B Preferred Shares dividend (Note 7)	0	0	0	0	(879)	(879)
Issuance of Series B Preferred Shares, net of offering costs (Note 7)	0	$ 0	0	4,003	0	4,003
Series C Preferred Shares issued (Note 7), shares		1,646
Ending balance, value at Mar. 31, 2020	$ 175	$ 0	$ 3	569,979	(158,741)	411,416
Shares, Outstanding, Ending Balance at Mar. 31, 2020	17,556,738	16,074	250,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	45,313
Issuance of Restricted Stock Units (Note 8)	$ 0	$ 0	$ 0	853	0	853
Issuance of Class A common shares, net of offering costs	2	0	0	(37)	0	(35)
Net Income for the period	0	0	0	0	13,516	13,516
Series B Preferred Shares dividend (Note 7)	0	0	0	0	(911)	(911)
Issuance of Series B Preferred Shares, net of offering costs (Note 7)	$ 0	$ 0	0	1,179	0	1,179
Series C Preferred Shares issued (Note 7), shares		581
Stock Issued During Period, Shares, New Issues	184,270
Ending balance, value at Jun. 30, 2020	$ 177	$ 0	$ 3	571,974	(146,136)	426,018
Shares, Outstanding, Ending Balance at Jun. 30, 2020	17,741,008	16,655	250,000
Beginning balance, value at Dec. 31, 2020	$ 177	$ 0	$ 3	586,355	(121,794)	464,741
Shares, Outstanding, Beginning Balance at Dec. 31, 2020	17,741,008	22,822	250,000
Issuance of Restricted Stock Units (Note 8)	$ 0	$ 0	$ 0	1,704	0	1,704
Issuance of Class A common shares, net of offering costs	55	0	0	67,703	0	67,758
Conversion of Series C Preferred shares to Class A common shares (Note 7)	$ 130	0	$ (3)	(127)	0	0
Conversion of Stock, Shares Converted			(250,000)
Conversion of Stock, Shares Issued	12,955,188
Net Income for the period	$ 0	0	$ 0	0	5,643	5,643
Series B Preferred Shares dividend (Note 7)	0	0	0	0	(1,484)	(1,484)
Issuance of Series B Preferred Shares, net of offering costs (Note 7)	$ 0	$ 0	0	10,696	0	10,696
Series C Preferred Shares issued (Note 7), shares		4,356
Stock Issued During Period, Shares, New Issues	5,541,959
Ending balance, value at Mar. 31, 2021	$ 362	$ 0	0	666,331	(117,635)	549,058
Shares, Outstanding, Ending Balance at Mar. 31, 2021	36,283,468	27,178
Issuance of Restricted Stock Units (Note 8)	$ 0	$ 0	0	150	0	150
Issuance of Class A common shares, net of offering costs	0	0	0	(209)	0	(209)
Net Income for the period	0	0	0	0	32,076	32,076
Series B Preferred Shares dividend (Note 7)	0	0	0	0	(2,011)	(2,011)
Issuance of Series B Preferred Shares, net of offering costs (Note 7)	0	$ 0	0	23,649	0	23,649
Series C Preferred Shares issued (Note 7), shares		9,594
Class A common shares dividend	0	$ 0	0		(9,347)	(9,347)
Ending balance, value at Jun. 30, 2021	$ 362	$ 0	$ 0	$ 689,921	$ (96,917)	$ 593,366
Shares, Outstanding, Ending Balance at Jun. 30, 2021	36,283,468	36,772